Goodwill and Intangible assets - Intangible Assets, Net (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	₨ 1,417,318.2	$ 16,590.3	₨ 1,417,318.2
Less: Accumulated amortization	46,438.2	543.5	21,201.0
Total intangible assets, net	1,370,880.0	16,046.8	1,396,117.2
Value of business acquired [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	221,738.5	2,595.6	221,738.5
Distribution network [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	50,570.8	592.0	50,570.8
Customer Relationship [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	29,874.9	349.6	29,874.9
Transferable Development Rights [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	3,117.7	36.5	3,117.7
Brand [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	742,230.7	8,688.1	742,230.7
Investment management contract [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	₨ 369,785.6	$ 4,328.5	₨ 369,785.6